                                                                                                   ------------------------------
                                                                                                           OMB APPROVAL
                                                                                                   ------------------------------
                                                                                                       OMB Number: 3235-006
                                                                                                   Expires: February 28, 1994
                                 UNITED STATES                                                     Estimated average burden
                       SECURITIES AND EXCHANGE COMMISSION                                          hours per form . . . . 24.60
                             WASHINGTON, D.C. 20549                                                ------------------------------

                                                                                                          -----------------------
                                                                                                               SEC USE ONLY
                                                                                                          -----------------------
                                    FORM 13F
                                                                                                          -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended March 31st , 2002.
                                                    ------------  ----
-----------------------------------------------------------------------------------------------------------------------------------
                                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------

If amended report check here:  / /
Todd Investment Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,              Louisville,                 KY               40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                            ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                            SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------------------------------------------------------------------


         The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 3rd day of
May, 2002.                   ----------              --------        ---
---------


                                 TODD INVESTMENT ADVISORS, INC.
                                 --------------------------------------------
                                 (Name of Institutional Investment Manager)


                                            Bosworth M. Todd
                                 --------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                          to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.
Name:                                        13f file No.:         Name:                                       13f file No.:
--------------------------------------  -------------------------  ---------------------------------------  -----------------------
1.  Todd Investment Advisors, Inc.            28-834               6.
--------------------------------------  -------------------------  ---------------------------------------  -----------------------
2.                                                                 7.
--------------------------------------  -------------------------  ---------------------------------------  -----------------------
3.                                                                 8.
--------------------------------------  -------------------------  ---------------------------------------  -----------------------
4.                                                                 9.
--------------------------------------  -------------------------  ---------------------------------------  -----------------------
5.                                                                 10.
--------------------------------------  -------------------------  ---------------------------------------  -----------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                         0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                  163
FORM 13F INFORMATION TABLE VALUE TOTAL:                              1980170


LIST OF OTHER INCLUDED MANAGERS:
NO.                              13F FILE NUMBER                      NAME


Page 1 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
-----------------------------------------------------------------------------------------------------------------------------------

3M CO                           Common         88579Y101          1322            11492

ABBOTT LABS                     Common         002824100          1719            32690

AEGON N V                       Common         007924103          1126            46087

AGILENT TECHNOLOGIES INC        Common         00846U101          9560           273449

ALPHA INDS INC                  Common         020753109           153            10000

AMERICAN EXPRESS CO             Common         025816109           760            18544

AMERICAN HOME MTG HLDGS         Common         02660M108           310            20000

AMERICAN INTL GROUP INC         Common         026874107         11480           159140

ANHEUSER BUSCH COS INC          Common         035229103         12723           243740

ANTHRACITE CAP INC              Common         037023108           115            10000

APPLIED MATLS INC               Common         038222105         15853           292105

APPLIX INC                      Common         038316105            57            29300

ARCHSTONE SMITH TR              Common         039583109          4692           175135

ASHLAND INC                     Common         044204105           230             5052

AUDIOVOX CORP                   Common         050757103            97            13450

AUTOMATIC DATA PROCESSIN        Common         053015103         20805           357050

AVON PRODS INC                  Common         054303102           668            12300

                                   FORM 13F                           (SEC USE ONLY)

                   Name of Reporting Manager
                   Todd Investment Advisors
-------------------------------------------------------------------------------------------------------

                                                                           Item 8:
                                                        Voting Authority  (Shares)
                                                  -----------------------------------------------------
         Item 1:                   Item 7:
     Name of Issuer                Managers
                                   See Inst. V        (a) Sole         (b) Shared        (c) None

--------------------------------------------------------------------------------------------------------

3M CO                                                      7100                               4392

ABBOTT LABS                                                5890                              26800

AEGON N V                                                  4152                              41935

AGILENT TECHNOLOGIES INC                                      0                             273449

ALPHA INDS INC                                            10000                                  0

AMERICAN EXPRESS CO                                       18544                                  0

AMERICAN HOME MTG HLDGS                                   20000                                  0

AMERICAN INTL GROUP INC                                   10527                             148613

ANHEUSER BUSCH COS INC                                   224220                              19520

ANTHRACITE CAP INC                                        10000                                  0

APPLIED MATLS INC                                        130490                             161615

APPLIX INC                                                29300                                  0

ARCHSTONE SMITH TR                                       159135                              16000

ASHLAND INC                                                5052                                  0

AUDIOVOX CORP                                             13450                                  0

AUTOMATIC DATA PROCESSIN                                   5400                             351650

AVON PRODS INC                                             1500                              10800


Page 2 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP            Common         060505104         79793          1173082

                                                                161463

BANK ONE CORP                   Common         06423A103         18212           435902

BAXTER INTL INC                 Common         071813109           542             9100

BELLSOUTH CORP                  Common         079860102          1252            33966

BLOCK H & R INC                 Common         093671105         50168          1128630

BOEING CO                       Common         097023105           777            16100

BOURBON BANCSHARES INC          Common         10180P105           203             8400

BP PLC                          Common         055622104         38758           729911

BRISTOL MYERS SQUIBB CO         Common         110122108         30775           760064

BROWN FORMAN CL B               Common         115637209           487             6700

BUCA INC                        Common         117769109           218            12000

BURLINGTON RES INC              Common         122014103           965            24069

CARDINAL HEALTH INC             Common         14149Y108         18006           253993

CENTURYTEL INC                  Common         156700106           329             9687

CHEVRONTEXACO CORP              Common         166764100         25045           277443

CINCINNATI FINL CORP            Common         172062101           397             9100

                                   FORM 13F                           (SEC USE ONLY)

                   Name of Reporting Manager
                   Todd Investment Advisors
--------------------------------------------------------------------------------------------------------

                                                                            Item 8:
                                                         Voting Authority  (Shares)
                                                   -----------------------------------------------------
         Item 1:                    Item 7:
     Name of Issuer                 Managers
                                    See Inst. V        (a) Sole         (b) Shared        (c) None

---------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                                      297592                             875490



BANK ONE CORP                                              24924                             410978

BAXTER INTL INC                                             1100                               8000

BELLSOUTH CORP                                              4700                              29266

BLOCK H & R INC                                           302820                             825810

BOEING CO                                                  16100                                  0

BOURBON BANCSHARES INC                                      8400                                  0

BP PLC                                                    316185                             413726

BRISTOL MYERS SQUIBB CO                                   218415                             541649

BROWN FORMAN CL B                                           1000                               5700

BUCA INC                                                   12000                                  0

BURLINGTON RES INC                                         23480                                589

CARDINAL HEALTH INC                                       138561                             115432

CENTURYTEL INC                                               400                               9287

CHEVRONTEXACO CORP                                         77180                             200263

CINCINNATI FINL CORP                                           0                               9100


Page 3 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                   Common         17275R102         15897           938971

CITIGROUP INC                   Common         172967101         39411           795870

CLEARONE COMMUNICATIONS         Common         185060100           279            17000

                                                                241721


COCA COLA CO                    Common         191216100          9938           190171

COLGATE PALMOLIVE CO            Common         194162103           309             5400

COMPUTER ASSOC INTL INC         Common         204912109          9539           435750

COMPUTER SCIENCES CORP          Common         205363104         33395           658020

CONOCO INC                      Common         208251504         26540           909515

CONSECO INC                     Common         208464107            36            10000

CORVIS CORP                     Common         221009103            50            40000

DELTA AIR LINES INC DEL         Common         247361108          9910           302870

DISNEY WALT CO                  Common         254687106          1018            44100

DOMINION RES INC VA NEW         Common         25746U109         18651           286230

DORAL FINL CORP                 Common         25811P100           238             7000

DOT HILL SYS CORP               Common         25848T109           179            64000

DOVER CORP                      Common         260003108           554            13500



                                   FORM 13F                           (SEC USE ONLY)

                   Name of Reporting Manager
                   Todd Investment Advisors
---------------------------------------------------------------------------------------------------------

                                                                            Item 8:
                                                         Voting Authority  (Shares)
                                                   -----------------------------------------------------
         Item 1:                    Item 7:
     Name of Issuer                 Managers
                                    See Inst. V        (a) Sole         (b) Shared        (c) None

---------------------------------------------------------------------------------------------------------
CISCO SYS INC                                             365901                             573070

CITIGROUP INC                                             192604                             603266

CLEARONE COMMUNICATIONS                                    17000                                  0




COCA COLA CO                                               22395                             167776

COLGATE PALMOLIVE CO                                           0                               5400

COMPUTER ASSOC INTL INC                                        0                             435750

COMPUTER SCIENCES CORP                                    163865                             494155

CONOCO INC                                                141802                             767713

CONSECO INC                                                    0                              10000

CORVIS CORP                                                40000                                  0

DELTA AIR LINES INC DEL                                    34420                             268450

DISNEY WALT CO                                             32500                              11600

DOMINION RES INC VA NEW                                    40530                             245700

DORAL FINL CORP                                             7000                                  0

DOT HILL SYS CORP                                          60000                               4000

DOVER CORP                                                  4000                               9500


Page 4 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
-----------------------------------------------------------------------------------------------------------------------------------

DOW CHEM CO                     Common         260543103         17712           541317

DU PONT E I DE NEMOURS &        Common         263534109           936            19842

DUKE ENERGY CORP                Common         264399106         48652          1287093

DUKE REALTY CORP                Common         264411505          2917           112210

EL PASO CORP                    Common         28336L109         33219           754474

                                                                213793

EMERSON ELEC CO                 Common         291011104         34429           599905

ENESCO GROUP INC                Common         292973104            78            11300

ENGELHARD CORP                  Common         292845104          9436           304100

EQUITY OFFICE PROPERTIES        Common         294741103          6593           219832

EQUITY RESIDENTIAL PPTYS        Common         29476L107          3039           105750

EXXON MOBIL CORP                Common         30231G102         45499          1038086

FEDERAL HOME LN MTG CORP        Common         313400301           583             9200

FEDERAL NATL MTG ASSN           Common         313586109         36172           452835

FEDERAL REALTY INVT TR          Common         313747206          4236           165000

FIRST INDUSTRIAL REALTY         Common         32054K103          4377           127810

FLEETBOSTON FINL CORP           Common         339030108          7883           225220

Page 4 of 12
                                   FORM 13F                           (SEC USE ONLY)

                   Name of Reporting Manager
                   Todd Investment Advisors
---------------------------------------------------------------------------------------------------------

                                                                            Item 8:
                                                         Voting Authority  (Shares)
                                                   -----------------------------------------------------
         Item 1:                    Item 7:
     Name of Issuer                 Managers
                                    See Inst. V        (a) Sole         (b) Shared        (c) None
---------------------------------------------------------------------------------------------------------

DOW CHEM CO                                               211120                             330197

DU PONT E I DE NEMOURS &                                   15900                               3942

DUKE ENERGY CORP                                          315245                             971848

DUKE REALTY CORP                                           88410                              23800

EL PASO CORP                                              189975                             564499



EMERSON ELEC CO                                           158760                             441145

ENESCO GROUP INC                                           11300                                  0

ENGELHARD CORP                                             30500                             273600

EQUITY OFFICE PROPERTIES                                  191719                              28113

EQUITY RESIDENTIAL PPTYS                                   90910                              14840

EXXON MOBIL CORP                                           39998                             998088

FEDERAL HOME LN MTG CORP                                    3500                               5700

FEDERAL NATL MTG ASSN                                     133025                             319810

FEDERAL REALTY INVT TR                                         0                             165000

FIRST INDUSTRIAL REALTY                                   111360                              16450

FLEETBOSTON FINL CORP                                     212620                              12600


Page 1 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
------------------------------------------------------------------------------------------------------------------------------------

FLEXTRONICS INTL LTD            Common         Y2573F102          4818           263973

FORD MTR CO DEL                 Common         345370860         10857           658426

GANNETT INC                     Common         364730101         16057           211000

GENERAL ELEC CO                 Common         369604103         47989          1281405

GLOBAL IMAGING SYSTEMS          Common         37934A100           184            10000

HAUPPAUGE DIGITAL INC           Common         419131107            27            15450

HEINZ H J CO                    Common         423074103         11935           287600
                                                                244192

HEWLETT PACKARD CO              Common         428236103          8443           470600

HILLENBRAND INDS INC            Common         431573104           224             3640

HI-TECH PHARMACAL INC           Common         42840B101           130            12000

HOME DEPOT INC                  Common         437076102         35127           722630

HONEYWELL INTL INC              Common         438516106          1478            38630

HOUSEHOLD INTL INC              Common         441815107         22363           393710

INTEL CORP                      Common         458140100         37741          1241069

INTERNATIONAL BUSINESS M        Common         459200101          1541            14816

INTL PAPER CO                   Common         460146103          6839           159014

Page 5 of 12

                                   FORM 13F                           (SEC USE ONLY)

                   Name of Reporting Manager
                   Todd Investment Advisors
---------------------------------------------------------------------------------------------------------

                                                                            Item 8:
                                                         Voting Authority  (Shares)
                                                   -----------------------------------------------------
         Item 1:                    Item 7:
     Name of Issuer                 Managers
                                    See Inst. V        (a) Sole         (b) Shared        (c) None
---------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD                                      243635                              20338

FORD MTR CO DEL                                           235628                             422798

GANNETT INC                                                    0                             211000

GENERAL ELEC CO                                           320308                             961097

GLOBAL IMAGING SYSTEMS                                     10000                                  0

HAUPPAUGE DIGITAL INC                                      15450                                  0

HEINZ H J CO                                                2400                             285200


HEWLETT PACKARD CO                                         32400                             438200

HILLENBRAND INDS INC                                         500                               3140

HI-TECH PHARMACAL INC                                      12000                                  0

HOME DEPOT INC                                            159530                             563100

HONEYWELL INTL INC                                         22900                              15730

HOUSEHOLD INTL INC                                        136750                             256960

INTEL CORP                                                246345                             994724

INTERNATIONAL BUSINESS M                                    6800                               8016

INTL PAPER CO                                               4014                             155000


Page 6 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
-----------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO           Common         46625H100          1378            38648

JAKKS PAC INC                   Common         47012E110           228            10000

JEFFERSON PILOT CORP            Common         475070108          8085           161442

JOHNSON & JOHNSON               Common         478160104         26597           409494

KEITH COMPANIES INC             Common         487539108           284            22000

KERR MCGEE CORP                 Common         492386107         28175           448293

KEYCORP NEW                     Common         493267108           240             9000

KEYSPAN CORP                    Common         49337W100         20533           564255

KIMBERLY CLARK CORP             Common         494368103         75334          1147508

                                                                274740

KNIGHT TRADING GROUP INC        Common         499063105            79            11000

LASERSIGHT INC                  Common         517924106            18            28400

LEXMARK INTL CL A               Common         529771107           913            15965

LILLY ELI & CO                  Common         532457108           785            10300

LOCKHEED MARTIN CORP            Common         539830109         19436           337540

LUCENT TECHNOLOGIES INC         Common         549463107            70            14760

LUMENIS LTD                     Common         M6778Q105           339            30500


Page 6 of 12

                                   FORM 13F                           (SEC USE ONLY)

                   Name of Reporting Manager
                   Todd Investment Advisors
---------------------------------------------------------------------------------------------------------

                                                                            Item 8:
                                                         Voting Authority  (Shares)
                                                   -----------------------------------------------------
         Item 1:                    Item 7:
     Name of Issuer                 Managers
                                    See Inst. V        (a) Sole         (b) Shared        (c) None
---------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                                      30618                               8030

JAKKS PAC INC                                              10000                                  0

JEFFERSON PILOT CORP                                        8575                             152867

JOHNSON & JOHNSON                                          29850                             379644

KEITH COMPANIES INC                                        22000                                  0

KERR MCGEE CORP                                           128043                             320250

KEYCORP NEW                                                    0                               9000

KEYSPAN CORP                                              147205                             417050

KIMBERLY CLARK CORP                                       298387                             849121



KNIGHT TRADING GROUP INC                                   11000                                  0

LASERSIGHT INC                                             28400                                  0

LEXMARK INTL CL A                                          14465                               1500

LILLY ELI & CO                                              6750                               3550

LOCKHEED MARTIN CORP                                      138495                             199045

LUCENT TECHNOLOGIES INC                                     2760                              12000

LUMENIS LTD                                                30500                                  0


Page 7 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP             Common         554489104          3161            91135

MARATHON OIL CORP               Common         565849106           406            14100

MARSH & MCLENNAN COS INC        Common         571748102           474             4200

MAVERICK TUBE CORP              Common         577914104           180            11000

MBIA INC                        Common         55262C100          8832           161486

MBNA CORP                       Common         55262L100         55973          1451217

MCDONALDS CORP                  Common         580135101         19438           700480

MCKESSON CORP                   Common         58155Q103         13775           368010

MCSI INC                        Common         55270M108           143            12000

MECHANICAL TECHNOLOGY IN        Common         583538103           129            37300

MELLON FINL CORP                Common         58551A108           738            19126

                                                                124889

MERCK & CO INC                  Common         589331107         39479           685641

MGIC INVT CORP WIS              Common         552848103         19405           283580

MICROSOFT CORP                  Common         594918104         79099          1311539

MRV COMMUNICATIONS INC          Common         553477100           150            53100

NATIONAL CITY CORP              Common         635405103          2212            71898


Page 7 of 12
                                      FORM 13F                          (SEC USE ONLY)

                             Name of Reporting Manager
                             Todd Investment Advisors
----------------------------------------------------------------------------------------------------------

                                                                             Item 8:
                                                          Voting Authority  (Shares)
                                                    -----------------------------------------------------
         Item 1:                     Item 7:
     Name of Issuer                  Managers
                                     See Inst. V        (a) Sole         (b) Shared        (c) None
----------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP                                         88185                               2950

MARATHON OIL CORP                                           14100                                  0

MARSH & MCLENNAN COS INC                                      200                               4000

MAVERICK TUBE CORP                                          11000                                  0

MBIA INC                                                    27224                             134262

MBNA CORP                                                  373520                            1077697

MCDONALDS CORP                                             196190                             504290

MCKESSON CORP                                              169950                             198060

MCSI INC                                                    12000                                  0

MECHANICAL TECHNOLOGY IN                                    37300                                  0

MELLON FINL CORP                                             1000                              18126



MERCK & CO INC                                             191466                             494175

MGIC INVT CORP WIS                                         166510                             117070

MICROSOFT CORP                                             380819                             930720

MRV COMMUNICATIONS INC                                      53100                                  0

NATIONAL CITY CORP                                           6700                              65198




Page 8 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP           Common         655844108           287            11983

ONI SYSTEMS CORP                Common         68273F103           182            29500

ORACLE CORP                     Common         68389X105           406            31710

ORCHID BIOSCIENCES INC          Common         68571P100           182            70400

PEMSTAR INC                     Common         706552106           259            27000

PEPSICO INC                     Common         713448108           556            10800

PFIZER INC                      Common         717081103         30793           774850

PHILLIPS PETE CO                Common         718507106         39463           628390

PNC FINL SVCS GROUP INC         Common         693475105          7439           120974

PROCTER & GAMBLE CO             Common         742718109          1473            16348

RAMTRON INTL CORP               Common         751907304            75            22350

RAYTHEON CO                     Common         755111507         10876           264945

REGIONS FINL CORP               Common         758940100         15020           437260

                                                                247356

ROYAL DUTCH PETE CO             Common         780257804          7565           139264

S Y BANCORP INC                 Common         785060104           602            16529

SAFEWAY INC                     Common         786514208         23321           518010

Page 8 of 12
                                FORM 13F                                (SEC USE ONLY)

                         Name of Reporting Manager
                         Todd Investment Advisors
---------------------------------------------------------------------------------------------------------
                                                                            Item 8:
                                                         Voting Authority  (Shares)
                                                   -----------------------------------------------------
         Item 1:                    Item 7:
     Name of Issuer                 Managers
                                    See Inst. V        (a) Sole         (b) Shared        (c) None
---------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP                                        400                              11583

ONI SYSTEMS CORP                                           29500                                  0

ORACLE CORP                                                30710                               1000

ORCHID BIOSCIENCES INC                                     70400                                  0

PEMSTAR INC                                                27000                                  0

PEPSICO INC                                                10500                                300

PFIZER INC                                                120600                             654250

PHILLIPS PETE CO                                          143830                             484560

PNC FINL SVCS GROUP INC                                   111385                               9589

PROCTER & GAMBLE CO                                         2400                              13948

RAMTRON INTL CORP                                          22350                                  0

RAYTHEON CO                                                 6245                             258700

REGIONS FINL CORP                                            260                             437000



ROYAL DUTCH PETE CO                                         4300                             134964

S Y BANCORP INC                                                0                              16529

SAFEWAY INC                                               183275                             334735






Page 9 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   Common         803111103           803            38670

SBC COMMUNICATIONS INC          Common         78387G103         52086          1391198

SCHERING PLOUGH CORP            Common         806605101           892            28500

SCHLUMBERGER LTD                Common         806857108          8347           141915

SEITEL INC                      Common         816074306           146            16000

SIMON PPTY GROUP INC NEW        Common         828806109          3246            99490

SOUTHERN CO                     Common         842587107           328            12400

SPRINT CORP                     Common         852061100          1348            88154

STATE STR CORP                  Common         857477103           554            10000

STERLING BANCSHARES INC         Common         858907108           134            10000

STRATOS LIGHTWAVE INC           Common         863100103           111            25000

SUNGARD DATA SYS INC            Common         867363103         29863           905770

TARGET CORP                     Common         87612E110         73303          1699985

TECO ENERGY INC                 Common         872375100         18561           648295

TEE COMM ELECTRS INC            Common         87900H100             0            10000

                                                                221210

TROY GROUP INC                  Common         89733N106            77            19180

Page 9 of 12
                                    FORM 13F                            (SEC USE ONLY)

                          Name of Reporting Manager
                          Todd Investment Advisors
----------------------------------------------------------------------------------------------------------

                                                                             Item 8:
                                                          Voting Authority  (Shares)
                                                    -----------------------------------------------------
         Item 1:                     Item 7:
     Name of Issuer                  Managers
                                     See Inst. V        (a) Sole         (b) Shared        (c) None
----------------------------------------------------------------------------------------------------------
SARA LEE CORP                                                6500                              32170

SBC COMMUNICATIONS INC                                     336000                            1055198

SCHERING PLOUGH CORP                                         4600                              23900

SCHLUMBERGER LTD                                            38465                             103450

SEITEL INC                                                  16000                                  0

SIMON PPTY GROUP INC NEW                                    86040                              13450

SOUTHERN CO                                                  1600                              10800

SPRINT CORP                                                 85804                               2350

STATE STR CORP                                                  0                              10000

STERLING BANCSHARES INC                                     10000                                  0

STRATOS LIGHTWAVE INC                                       25000                                  0

SUNGARD DATA SYS INC                                       282480                             623290

TARGET CORP                                                418895                            1281090

TECO ENERGY INC                                            224870                             423425

TEE COMM ELECTRS INC                                            0                              10000



TROY GROUP INC                                              19180                                  0



Page 10 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
------------------------------------------------------------------------------------------------------------------------------------
TUMBLEWEED COMMUNICATION        Common         899690101            40            11000

TUPPERWARE CORP                 Common         899896104           325            14300

ULTRATECH STEPPER INC           Common         904034105           291            14000

UNION PAC CORP                  Common         907818108         12031           193610

UNITED TECHNOLOGIES CORP        Common         913017109         63761           859315

UNITEDHEALTH GROUP INC          Common         91324P102           306             4000

UNOCAL CORP                     Common         915289102         20512           526635

US BANCORP DEL                  Common         902973304          1018            45118

VERIZON COMMUNICATIONS          Common         92343V104         62865          1363672

WACHOVIA CORP 2ND NEW           Common         929903102         34369           926890

WAL MART STORES INC             Common         931142103          1759            28695

WALGREEN CO                     Common         931422109           686            17500

WASHINGTON MUT INC              Common         939322103          1126            34000

WELLPOINT HEALTH NETWORK        Common         94973H108         47739           749790

WORKFLOW MGMT INC               Common         98137N109           139            22900

WYETH                           Common         983024100          2161            32916

XCEL ENERGY INC                 Common         98389B100          1511            59604

Page 10 of 12
                                     FORM 13F                        (SEC USE ONLY)

                            Name of Reporting Manager
                            Todd Investment Advisors
----------------------------------------------------------------------------------------------------------

                                                                             Item 8:
                                                          Voting Authority  (Shares)
                                                    -----------------------------------------------------
         Item 1:                     Item 7:
     Name of Issuer                  Managers
                                     See Inst. V        (a) Sole         (b) Shared        (c) None
----------------------------------------------------------------------------------------------------------
TUMBLEWEED COMMUNICATION                                    11000                                  0

TUPPERWARE CORP                                              1300                              13000

ULTRATECH STEPPER INC                                       14000                                  0

UNION PAC CORP                                              64710                             128900

UNITED TECHNOLOGIES CORP                                   227255                             632060

UNITEDHEALTH GROUP INC                                       4000                                  0

UNOCAL CORP                                                139985                             386650

US BANCORP DEL                                              31200                              13918

VERIZON COMMUNICATIONS                                     315692                            1047980

WACHOVIA CORP 2ND NEW                                      130110                             796780

WAL MART STORES INC                                         12195                              16500

WALGREEN CO                                                  4600                              12900

WASHINGTON MUT INC                                          34000                                  0

WELLPOINT HEALTH NETWORK                                   186970                             562820

WORKFLOW MGMT INC                                           22900                                  0

WYETH                                                        6100                              26816

XCEL ENERGY INC                                             59604                                  0




Page 11 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
------------------------------------------------------------------------------------------------------------------------------------
                                                                250716

XETA TECHNOLOGIES INC           Common         983909102            90            13400

                                                                    90



        COMPANY TOTAL                                          1980170




Page 11 of 12
                                       FORM 13F                     (SEC USE ONLY)

                             Name of Reporting Manager
                             Todd Investment Advisors
--------------------------------------------------------------------------------------------------------

                                                                           Item 8:
                                                        Voting Authority  (Shares)
                                                  -----------------------------------------------------
         Item 1:                   Item 7:
     Name of Issuer                Managers
                                   See Inst. V        (a) Sole         (b) Shared        (c) None
--------------------------------------------------------------------------------------------------------


XETA TECHNOLOGIES INC                                     13400                                  0


Page 12 of 12
                                                                       FORM 13F

                                                   Name of Reporting Manager
                                                   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Item 6:
                                                                                                   Investment Discretion
                               Item 2:                         Item 4:          Item 5:     ---------------------------------------
         Item 1:                Title           Item 3:          Fair           Shares of
     Name of Issuer              of             CUSIP          Market          Principal                  (b) Shared-
                                Class           Number          Value            Amount     (a) Sole     As Defined     (c) Shared-
                                                                                                          in Inst. V        Other
-----------------------------------------------------------------------------------------------------------------------------------




Page 12 of 12
                                     FORM 13F                       (SEC USE ONLY)

                              Name of Reporting Manager
                              Todd Investment Advisors
----------------------------------------------------------------------------------------------------------

                                                                             Item 8:
                                                          Voting Authority  (Shares)
                                                    -----------------------------------------------------
         Item 1:                     Item 7:
     Name of Issuer                  Managers
                                     See Inst. V        (a) Sole         (b) Shared        (c) None
----------------------------------------------------------------------------------------------------------






